Convertible Preferred Stock And Stockholders' Equity	6 Months Ended
Jun. 30, 2011
Convertible Preferred Stock And Stockholders' Equity
Convertible Preferred Stock And Stockholders' Equity
7.	Convertible Preferred Stock and Stockholders' Equity

Convertible Preferred Stock

As of December 31, 2010, there were no shares of convertible preferred stock issued or outstanding as all shares totaling 142,398,142 of preferred stock converted to 14,239,797 shares of common stock on a 10 for 1 basis upon completion of the IPO.

Under the Company's amended and restated certificate of incorporation, as of December 31, 2010, the Company is authorized to issue 10,000,000 shares of preferred stock with a $0.001 par value.

Common Stock

Under the Company's amended and restated certificate of incorporation, as of December 31, 2010, the Company is authorized to issue 100,000,000 shares of common stock with a $0.001 par value. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of convertible preferred stock.

In May and August 2006, in conjunction with the founding of the Company, 1,138,500 shares of common stock were issued to the founders (Founder's Stock) at a price of $0.01 per share for total proceeds of $11,000. Of the total Founder's Stock issued, 1,120,000 shares vested over periods between two and four years and the Company had the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. There were zero and 87,000 unvested shares of common stock at December 31, 2010 and 2009, respectively.

Common stock reserved for future issuance is as follows (in thousands):

	June 30, 2011	December 31, 2010
Stock options and restricted stock units outstanding	3,389	1,479
Warrants to purchase common stock	283	257
Shares authorized for future issuance under equity and purchase plans	2,056	2,721

	5,728	4,457

Common Stock Warrants

In June 2011, and in connection with entering into the Amended Oxford/SVB Agreement (see Note 6), the Company issued to Oxford and SVB warrants exercisable into an aggregate of 26,455 shares of common stock. The warrants are exercisable at $3.78 per share of common stock and have a term of 7 years. The value of the warrants of approximately $76,000 was recorded as debt discount and additional paid in capital in the accompanying financial statements.

Convertible Preferred Stock Warrants

In connection with the execution of the Amended Oxford Agreement in July 2010, which was subsequently amended in October 2010, the Company issued warrants to Oxford and Silicon Valley Bank to purchase 1,145,455 and 445,455 shares, respectively, of Series B convertible preferred stock at an exercise price of $1.10 per share. The warrants were to expire upon the earlier of the tenth anniversary of the issuance date or five years following the effective date of the Company's initial public offering (in the periods prior to the effective date of the Company's initial public offering). In connection with the Company's initial public offering in November 2010, these warrants were converted to 159,090 warrants for common stock at an exercise price of $11.00 per share based on a ten-for-one reverse stock split.

In connection with the issuance of the Convertible Promissory Notes from February to July 2009, the Company issued warrants to the lenders to purchase a total of 3,363,619 shares of Series B convertible preferred stock (the Bridge Loan Warrants). The Bridge Loan Warrants had an exercise price of $1.10 and terminated unexercised upon the completion of the Company's initial public offering in November 2010. In connection with the closing of the second tranche of the Series B Financing in December 2009, the Company issued warrants to the participating Series B investors to purchase a total of 9,545,447 shares of Series B convertible preferred stock (the Series B Warrants), which warrants were amended in October 2010 to allow for their exercisability. The Series B Warrants terminated unexercised upon the completion of the Company's initial public offering in November 2010.

In connection with the execution of the Oxford Agreement in June 2008, the Company issued warrants to Oxford Finance and CIT Healthcare to purchase 410,227 and 367,046 shares, respectively, of Series A-2 convertible preferred stock. The warrants had an exercise price of $1.10 per share and expire in June 2018. In connection with the Company's initial public offering in November 2010, these warrants were converted to 77,726 warrants for common stock at an exercise price of $11.00 per share based on a ten-for-one reverse stock split.

In connection with the execution of the GE Agreement in March 2007, the Company issued a warrant to GE Capital to purchase 200,000 shares of Series A-1 convertible preferred stock. The warrant has an exercise price of $1.00 per share and expires in March 2014. In connection with the Company's initial public offering in November 2010, the warrant was converted to 20,000 warrants for common stock at an exercise price of $10.00 per share based on a ten-for-one reverse stock split.

In accordance with accounting guidance for warrants for shares in redeemable securities, the Company classified warrants for convertible preferred stock as liabilities on the consolidated balance sheet based on fair value and increases or decreases in the fair value of such warrants were recorded as other income (expense) in the consolidated statement of operations. Upon the closing of the IPO on November 29, 2010, all preferred stock converted into common stock. The Series B warrants, with the exception of those issued to Oxford and SVB, terminated unexercised. The remaining warrants were converted into warrants to purchase common stock and reclassed from a liability to equity.